WEBs ETF Trust

WEBs Defined Volatility XLE ETF
Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 49.7%
United States – 49.7%
Energy Select Sector SPDR Fund	1,466	$127,850
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,299)		127,850

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 48.4%
Time Deposits – 48.4%
Sumitomo Mitsui Trust Bank, London, 3.68% 08/01/2025	$124,652	124,652
TOTAL SHORT-TERM INVESTMENTS (Cost - $124,652)		124,652

TOTAL INVESTMENTS – 98.1% (Cost - $249,951)		252,502
OTHER ASSETS LESS LIABILITIES – 1.9%		4,970
NET ASSETS – 100.0%		$257,472

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Energy Select Sector SPDR Fund	USONFFE + 1.00%	Monthly	USD	296	08/25/2026	$5,024

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate